Balance Sheets (USD $)	Jun. 30, 2012	Jun. 30, 2011
Current assets
Cash and cash equivalents	$ 198,087	$ 278,500
Accounts receivable		150,000
Tax receivable	1,864	357
Total current assets	199,951	428,857
Total assets	199,951	428,857
Current liabilities
Accounts payable and accrued liabilities	5,216	11,000
Loans payable - related party	61,654	59,565
Total current liabilities	66,870	70,565
Stockholders’ equity
Common stock, unlimited number of shares authorized without par value, 11,541,666 issued and outstanding	414,049	414,049
Accumulated deficit during the development period	(280,968)	(55,757)
	133,081	358,292
Total liabilities and stockholders’ equity	$ 199,951	$ 428,857